EATON VANCE MUTUAL FUNDS TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 02-90946) certifies (a) that the forms of prospectuses (except for Eaton Vance Low Duration Fund, Eaton Vance Government Obligations Fund and Eaton Vance High Income Opportunities Fund, which will be filed separately pursuant to Rule 497(c)) and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 163 (“Amendment No. 163”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 163 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-11-000187) on February 24, 2011:

Eaton Vance Global Dividend Income Fund
(formerly Eaton Vance Dividend Income Fund)
Eaton Vance International Equity Fund
Eaton Vance Parametric Structured Emerging Markets Fund
(formerly Eaton Vance Structured Emerging Markets Fund)
Eaton Vance Low Duration Fund
Eaton Vance Government Obligations Fund
Eaton Vance High Income Opportunities Fund
Eaton Vance Floating-Rate Fund
Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Global Macro Absolute Return Fund
Eaton Vance International Multi-Market Local Income Fund
(formerly Eaton Vance International Income Fund)
Eaton Vance Strategic Income Fund
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed Global Dividend Income Fund
(formerly Eaton Vance Tax-Managed Dividend Income Fund)
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund
Eaton Vance Build America Bond Fund
Eaton Vance Multi-Strategy Absolute Return Fund
Eaton Vance U.S. Government Money Market Fund

EATON VANCE MUTUAL FUNDS TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: March 2, 2011